Receivables - Allowance for Credit Losses Activity (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening balance	$ 597	$ 592	$ 574	$ 552	$ 552
Provision	21	24	57	82	112
Charge-offs, net of recoveries	(38)	(25)	(85)	(69)	(96)
Foreign currency translation and other	12	2	46	28	6
Ending balance	592	593	592	593	574
Ending Balance: Individually Evaluated for Impairment	369	344	369	344	328
Ending Balance: Collectively Evaluated for Impairment	223	249	223	249	246
Ending Balance	19,182	18,638	19,182	18,638	18,662
Ending Balance: Individually Evaluated for Impairment	857	866	857	866	808
Ending Balance: Collectively Evaluated for Impairment	18,325	17,772	18,325	17,772	17,854
Retail [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening balance	372	404	374	394	394
Provision	32	10	61	38	52
Charge-offs, net of recoveries	(30)	(20)	(72)	(58)	(82)
Foreign currency translation and other	6	3	17	23	10
Ending balance	380	397	380	397	374
Ending Balance: Individually Evaluated for Impairment	201	200	201	200	179
Ending Balance: Collectively Evaluated for Impairment	179	197	179	197	195
Ending Balance	9,865	10,118	9,865	10,118	9,949
Ending Balance: Individually Evaluated for Impairment	372	326	372	326	317
Ending Balance: Collectively Evaluated for Impairment	9,493	9,792	9,493	9,792	9,632
Wholesale [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening balance	225	188	200	158	158
Provision	(11)	14	(4)	44	60
Charge-offs, net of recoveries	(8)	(5)	(13)	(11)	(14)
Foreign currency translation and other	6	(1)	29	5	(4)
Ending balance	212	196	212	196	200
Ending Balance: Individually Evaluated for Impairment	168	144	168	144	149
Ending Balance: Collectively Evaluated for Impairment	44	52	44	52	51
Ending Balance	9,249	8,355	9,249	8,355	8,583
Ending Balance: Individually Evaluated for Impairment	485	540	485	540	491
Ending Balance: Collectively Evaluated for Impairment	8,764	7,815	8,764	7,815	8,092
Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending Balance	68	165	68	165	130
Ending Balance: Collectively Evaluated for Impairment	$ 68	$ 165	$ 68	$ 165	$ 130